Income taxes - Deferred Taxes Resulting From Temporary Differences (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance, deferred tax liability (asset)	$ (4,773)	$ (4,869)
Income statements	(95)	(90)
Business acquisitions/business dispositions	(94)	(18)
Other comprehensive income	(128)	199
Deficit	(26)	(8)
Reclassified to liabilities held for sale		6
Other	8	7
Ending balance, deferred tax liability (asset)	(5,108)	(4,773)
Non-capital loss carry-forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance, deferred tax liability (asset)	36	60
Income statements	31	(23)
Business acquisitions/business dispositions		(1)
Ending balance, deferred tax liability (asset)	73	36
Post-employment benefit plans
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance, deferred tax liability (asset)	(443)	(602)
Income statements	25	10
Business acquisitions/business dispositions	(3)
Other comprehensive income	(213)	149
Ending balance, deferred tax liability (asset)	(634)	(443)
Indefinite-life intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance, deferred tax liability (asset)	(1,805)	(1,767)
Income statements	148	(35)
Business acquisitions/business dispositions	(5)	(10)
Reclassified to liabilities held for sale		7
Ending balance, deferred tax liability (asset)	(1,662)	(1,805)
Property, plant and equipment and finite-life intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance, deferred tax liability (asset)	(2,781)	(2,745)
Income statements	(315)	(36)
Business acquisitions/business dispositions	(84)	(4)
Reclassified to liabilities held for sale		(1)
Other	2	5
Ending balance, deferred tax liability (asset)	(3,178)	(2,781)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance, deferred tax liability (asset)	220	185
Income statements	16	(6)
Business acquisitions/business dispositions	(2)	(3)
Other comprehensive income	85	50
Deficit	(26)	(8)
Other		2
Ending balance, deferred tax liability (asset)	$ 293	$ 220